TAXES (Tables)	12 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION EFFECTIVE TAX

The following table reconciles the statutory rate to the Company’s effective tax:

	For the Years Ended June 30,
	2023	2022	2021
Income tax expense computed based on PRC statutory rate	$(2,171,731)	$59,567	$485,121
Effect of rate differential for Hong Kong and other outside PRC entities	408,161	(223,665)	(173,905)
Effect of PRC preferential tax rate	316,913	100,210	(117,514)
Change in valuation allowance	872,870	444,323	(223,729)
Surcharge on unpaid income tax	-	-	669,650
Income tax payable reserved	(567,342)	(3,163,806)	-
Permanent difference	(83,745)	5,503	30,030
Refund of prior years’ tax	(2,575)	-	(28,193)
Effective tax	$(1,227,449)	$(2,777,868)	$641,460

SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)

The provision for income tax consists of the following:

	For the Years Ended June 30,
	2023	2022	2021
Current income tax (benefit) expense	$(568,854)	$(2,659,444)	$1,119,776
Deferred income tax benefit	(658,595)	(118,424)	(478,316)
Total income tax (benefit) expense	$(1,227,449)	$(2,777,868)	$641,460

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The Company’s deferred tax assets consist of the following:

	As of June 30, 2023	As of June 30, 2022
Deferred tax assets:
Net operating losses	$3,086,012	$1,828,369
Assets impairment reserve	493,981	451,538
Others	(38,558)	(45,537)
Valuation allowance	(2,259,801)	(1,535,331)
Deferred tax assets, net	$1,281,634	$699,039

SCHEDULE OF TAXES PAYABLE

The Company’s taxes payable consists of the following:

	As of June 30, 2023	As of June 30, 2022

Corporate income tax payable	$875,973	$1,536,225
Other tax payable	139,471	21,436
Total taxes payable	$1,015,444	$1,557,661